Segment reporting (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net real estate sales	$ 898,048,522	$ 673,381,593	$ 438,791,962
Real estate lease income	3,253,768	2,834,080	180,891
Other revenue	13,496,262	11,292,523	10,998,992
Total revenue	914,798,552	687,508,196	449,971,845
Cost of real estate sales	(611,570,163)	(477,140,798)	(325,706,756)
Cost of real estate lease income	(1,542,912)	(1,131,787)	(1,309,972)
Other costs	(21,650,195)	(9,504,214)	(7,435,828)
Total cost of revenue	(634,763,270)	(487,776,799)	(334,452,556)
Gross profit	280,035,282	199,731,397	115,519,289
Operating expenses	(56,771,422)	(43,439,424)	(32,932,585)
Operating income	223,263,860	156,291,973	82,586,704
Interest income	9,018,626	5,293,920	2,218,156
Other income			2,381,037
Exchange gains		56,725	201,592
Change in fair value of warrant liability			841,560
Share of income in an equity investee			226,579
Income from operations before income taxes	232,282,486	161,642,618	88,455,628
Income taxes	(74,174,627)	(58,637,489)	(37,333,374)
Net income	158,107,859	103,005,129	51,122,254
Depreciation and amortization	2,513,268	2,500,832	2,737,723
Capital expenditure	375,256	1,164,086	981,194
Real estate property held for sale	11,191,200
Real estate property development completed	3,158,358	6,775,141	1,470,241
Real estate property under development (current)	722,819,462	761,871,391	710,585,316
Real estate property held for lease	23,203,826	18,526,504	19,875,971
Total long-lived assets	40,037,902	25,963,395	28,920,300
Total assets	1,566,380,606	1,390,613,626	1,103,965,326
Henan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	409,866,785	266,055,131	120,131,600
Real estate lease income	1,776,271	2,607,441	97,014
Other revenue	835,807	342,865	211,691
Total revenue	412,478,863	269,005,437	120,440,305
Cost of real estate sales	(255,731,299)	(171,351,063)	(79,671,781)
Cost of real estate lease income	(772,434)	(492,447)	(702,556)
Other costs	(5,209,999)	(40,865)	469,975
Total cost of revenue	(261,713,732)	(171,884,375)	(79,904,362)
Gross profit	150,765,131	97,121,062	40,535,943
Operating expenses	(25,485,569)	(21,784,890)	(15,651,485)
Operating income	125,279,562	75,336,172	24,884,458
Interest income	7,435,582	4,216,641	1,134,581
Other income			2,352,607
Exchange gains		56,725	201,592
Change in fair value of warrant liability
Share of income in an equity investee			226,579
Income from operations before income taxes	132,715,144	79,609,538	28,799,817
Income taxes	(38,363,911)	(33,322,951)	(11,158,923)
Net income	94,351,233	46,286,587	17,640,894
Depreciation and amortization	912,925	1,510,923	1,034,452
Capital expenditure	293,152	118,024
Real estate property held for sale
Real estate property development completed	164,777	5,040,848	288,795
Real estate property under development (current)	200,523,505	310,705,133	263,594,606
Real estate property held for lease	7,559,206	7,830,238	8,504,572
Total long-lived assets	20,685,992	10,995,939	11,777,816
Total assets	738,660,051	685,397,504	464,403,931
Shandong [Member]
Segment Reporting Information [Line Items]
Net real estate sales	139,120,620	60,790,709	3,394,585
Real estate lease income	118,666	181,042	15,240
Other revenue	123,393	4,063	76,809
Total revenue	139,362,679	60,975,814	3,486,634
Cost of real estate sales	(112,010,770)	(48,476,077)	(3,260,993)
Cost of real estate lease income	(104,900)	(118,519)	(110,365)
Other costs	(9,713)		(490)
Total cost of revenue	(112,125,383)	(48,594,596)	(3,371,848)
Gross profit	27,237,296	12,381,218	114,786
Operating expenses	(4,401,606)	(3,279,303)	(1,132,792)
Operating income	22,835,690	9,101,915	(1,018,006)
Interest income	589,441	326,579	132,697
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	23,425,131	9,428,494	(885,309)
Income taxes	(5,566,143)	(2,346,751)	(1,552,197)
Net income	17,858,988	7,081,743	(2,437,506)
Depreciation and amortization	125,461	182,878	178,127
Capital expenditure	15,492	35,020	287,779
Real estate property held for sale
Real estate property development completed	972,064	665,899	31,233
Real estate property under development (current)	162,469,632	197,255,151	205,680,349
Real estate property held for lease	1,706,272	1,348,478	1,983,736
Total long-lived assets	1,877,073	2,571,597	2,548,914
Total assets	272,876,033	202,903,110	172,819,504
Jiangsu [Member]
Segment Reporting Information [Line Items]
Net real estate sales	255,431,799	227,448,951	204,603,672
Real estate lease income	12,990	45,597	62,055
Other revenue	150,424	128,181	115,960
Total revenue	255,595,213	227,622,729	204,781,687
Cost of real estate sales	(176,713,055)	(168,148,014)	(150,325,460)
Cost of real estate lease income	(614,454)	(470,876)	(449,385)
Other costs	(4,670,571)	(120,300)	(333,632)
Total cost of revenue	(181,998,080)	(168,739,190)	(151,108,477)
Gross profit	73,597,133	58,883,539	53,673,210
Operating expenses	(10,056,381)	(7,927,609)	(7,037,123)
Operating income	63,540,752	50,955,930	46,636,087
Interest income	369,546	381,103	479,665
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	63,910,298	51,337,033	47,115,752
Income taxes	(22,921,285)	(15,947,960)	(19,085,355)
Net income	40,989,013	35,389,073	28,030,397
Depreciation and amortization	719,846	631,267	1,018,937
Capital expenditure	6,942	25,792	365,612
Real estate property held for sale
Real estate property development completed	587,535	777,695	824,423
Real estate property under development (current)	131,597,689	220,478,957	168,662,723
Real estate property held for lease	12,351,171	8,425,868	8,461,811
Total long-lived assets	12,645,923	8,774,859	11,003,344
Total assets	306,297,716	304,969,620	267,307,884
Anhui [Member]
Segment Reporting Information [Line Items]
Net real estate sales	52,228	330,902	82,376
Real estate lease income			6,582
Other revenue		850	2,761
Total revenue	52,228	331,752	91,719
Cost of real estate sales		(62,957)	(5,212)
Cost of real estate lease income	(51,124)	(49,945)	(47,666)
Other costs	(44)	(8,809)	(2,122)
Total cost of revenue	(51,168)	(121,711)	(55,000)
Gross profit	1,060	210,041	36,719
Operating expenses	(10,856)	(76,597)	(411,485)
Operating income	(9,796)	133,444	(374,766)
Interest income	373	246	2,918
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	(9,423)	133,690	(371,848)
Income taxes	(57,467)	(67,007)	(699,910)
Net income	(66,890)	66,683	(1,071,758)
Depreciation and amortization	52,009	59,167	70,546
Capital expenditure		232
Real estate property held for sale
Real estate property development completed	278,549	290,699	325,790
Real estate property under development (current)
Real estate property held for lease	872,834	921,920	925,852
Total long-lived assets	873,314	923,748	939,610
Total assets	9,831,898	10,241,454	10,688,870
Sichuan [Member]
Segment Reporting Information [Line Items]
Net real estate sales	85,372,969	118,755,900	110,579,729
Real estate lease income
Other revenue	459,455	33,607	56,482
Total revenue	85,832,424	118,789,507	110,636,211
Cost of real estate sales	(61,137,449)	(89,102,687)	(92,365,779)
Cost of real estate lease income
Other costs	(46,410)	(26,455)	(26,997)
Total cost of revenue	(61,183,859)	(89,129,142)	(92,392,776)
Gross profit	24,648,565	29,660,365	18,243,435
Operating expenses	(2,537,960)	(3,387,604)	(3,340,810)
Operating income	22,110,605	26,272,761	14,902,625
Interest income	156,911	202,459	159,318
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	22,267,516	26,475,220	15,061,943
Income taxes	(5,349,292)	(6,530,367)	(4,314,291)
Net income	16,918,224	19,944,853	10,747,652
Depreciation and amortization	43,883	64,740	221,059
Capital expenditure	1,267	9,914
Real estate property held for sale
Real estate property development completed	1,155,433
Real estate property under development (current)	2,044,599	33,432,150	72,647,638
Real estate property held for lease
Total long-lived assets	127,070	190,311	256,865
Total assets	114,816,678	145,895,377	153,472,671
Beijing [Member]
Segment Reporting Information [Line Items]
Net real estate sales
Real estate lease income
Other revenue
Total revenue
Cost of real estate sales
Cost of real estate lease income
Other costs
Total cost of revenue
Gross profit
Operating expenses	(2,133,432)	(1,529,271)	(80,349)
Operating income	(2,133,432)	(1,529,271)	(80,349)
Interest income	418,608	96,920	66,830
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	(1,714,824)	(1,432,351)	(13,519)
Income taxes	(133,390)	(823)	(35)
Net income	(1,848,214)	(1,433,174)	(13,554)
Depreciation and amortization	202,340	42,334	34,053
Capital expenditure	1,803	796,041	238,968
Real estate property held for sale
Real estate property development completed
Real estate property under development (current)	170,596,964
Real estate property held for lease
Total long-lived assets	1,012,336	893,349	204,915
Total assets	23,168,302	12,963,386	13,264,423
United States [Member]
Segment Reporting Information [Line Items]
Net real estate sales	8,204,121
Real estate lease income
Other revenue
Total revenue	8,204,121
Cost of real estate sales	(6,158,800)
Cost of real estate lease income
Other costs	(475,005)
Total cost of revenue	(6,633,805)
Gross profit	1,570,316
Operating expenses	(852,184)
Operating income	718,132
Interest income	3,643
Other income
Exchange gains
Change in fair value of warrant liability
Share of income in an equity investee
Income from operations before income taxes	721,775
Income taxes	(257,547)
Net income	464,228
Depreciation and amortization
Capital expenditure
Real estate property held for sale	11,191,200
Real estate property development completed
Real estate property under development (current)	55,587,073
Real estate property held for lease
Total long-lived assets
Total assets	30,147,475
Other Segment [Member]
Segment Reporting Information [Line Items]
Net real estate sales
Real estate lease income	1,345,841
Other revenue	11,927,183	10,782,957	10,535,289
Total revenue	13,273,024	10,782,957	10,535,289
Cost of real estate sales	181,210		(77,531)
Cost of real estate lease income
Other costs	(11,238,453)	(9,307,785)	(7,542,562)
Total cost of revenue	(11,057,243)	(9,307,785)	(7,620,093)
Gross profit	2,215,781	1,475,172	2,915,196
Operating expenses	(11,293,434)	(5,454,150)	(5,278,541)
Operating income	(9,077,653)	(3,978,978)	(2,363,345)
Interest income	44,522	69,972	242,147
Other income			28,430
Exchange gains
Change in fair value of warrant liability			841,560
Share of income in an equity investee
Income from operations before income taxes	(9,033,131)	(3,909,006)	(1,251,208)
Income taxes	(1,525,592)	(421,630)	(522,663)
Net income	(10,558,723)	(4,330,636)	(1,773,871)
Depreciation and amortization	456,804	9,523	180,549
Capital expenditure	56,600	179,063	88,835
Real estate property held for sale
Real estate property development completed
Real estate property under development (current)
Real estate property held for lease	714,343
Total long-lived assets	2,816,194	1,613,592	2,188,836
Total assets	$ 70,582,453	$ 28,243,175	$ 22,008,043